Credit Facilities, Long-Term Debt and Lease Liabilities - Letters of Credit (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Letter of credit
Disclosure of detailed information about borrowings [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 621,000,000	$ 690,000,000
Amount exercised under letters of credit	0	$ 0
Committed bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	240,000,000
Uncommitted demand letter facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	100,000,000
Uncommitted demand letter facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	$ 100,000,000